ACCOUNTING POLICIES AND ESTIMATES (Details 1)	12 Months Ended
Dec. 31, 2020
Kiosks [Member]
Estimated useful lives	7 years
Computer equipment [Member]
Estimated useful lives	3 years
Leasehold improvements [Member]
Estimated useful lives of property	Lesser of estimated useful life or life of lease
Office equipment [Member]
Estimated useful lives	10 years